Events after the reporting period (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Feb. 22, 2019	Dec. 31, 2017	Feb. 15, 2017
Amended Revolving Credit Facility
Minimum cash liquidity		$ 150
Cash consideration	$ 12,734
Senior Notes due 2022
Amended Revolving Credit Facility
Notional amount	$ 350,000		$ 350,000	$ 350,000
Senior Notes due 2022 issued by Ferroglobe PLC
Amended Revolving Credit Facility
Notional amount				150,000
Senior Notes due 2022 issued by Globe Specialty Metals, Inc
Amended Revolving Credit Facility
Notional amount				200,000
Senior Notes due 2022 issued by Globe Specialty Metals, Inc | Amended revolving credit facility
Amended Revolving Credit Facility
Notional amount		$ 250,000		$ 200,000